Expenses by Nature	9 Months Ended
Sep. 30, 2024
Expenses by Nature [Abstract]
Expenses by nature

24 Expenses by nature

Expenses by nature are disclosed as follows:

	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023
Cost of sales
Cost of inventories, raw materials and production inputs	(40,962,307)	(40,815,062)	(14,065,067)	(14,096,023)
Salaries and benefits	(6,187,989)	(5,552,453)	(2,100,973)	(1,904,147)
Depreciation and amortization	(1,447,022)	(1,374,135)	(480,079)	(464,864)
	(48,597,318)	(47,741,650)	(16,646,119)	(16,465,034)
Selling
Freight and selling expenses	(2,686,014)	(2,843,955)	(843,173)	(944,549)
Salaries and benefits	(415,795)	(223,114)	(254,592)	(78,074)
Depreciation and amortization	(46,127)	(48,424)	(18,412)	(16,604)
Advertising and marketing	(231,120)	(229,107)	(78,726)	(74,770)
Net impairment losses (reversal of impairment)	(6,929)	(523)	(2,684)	659
Commissions	(52,840)	(42,540)	(19,969)	(15,641)
	(3,438,825)	(3,387,663)	(1,217,556)	(1,128,979)
General and administrative
Salaries and benefits	(898,891)	(871,285)	(285,377)	(322,811)
Fees, services held and general expenses	(574,055)	(546,806)	(153,566)	(204,150)
Depreciation and amortization	(140,471)	(149,245)	(44,351)	(54,470)
DOJ and Antitrust agreements	(80,977)	(42,200)	(700)	(10,500)
Donations and social programs (1)	(18,171)	(11,084)	(3,591)	(3,698)
	(1,712,565)	(1,620,620)	(487,585)	(595,629)

(1)	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Company to support actions for social transformation where the Company is present and donations to Fundo JBS Pela Amazônia.

For the nine-month period ended September 30, 2024, the Company incurred expenses with internal research and development, in the amount of US$4,194 (US$5,211 for the nine-month period ended September 30, 2023).

24.1 - Other income and expenses

Other income: During the nine-month period ended September 30, 2024, the Company recorded in other income the amount of U$60,323 (US$115,003 as of September 30, 2023), which consist of several operations that are not significant and mainly refer to results on sale of asset totaling US$15,607 (US$16,970 as of September 30, 2023), insurance recovery totaling US$51 (US$19,267 as of September 30, 2023), tax refund and extemporaneous tax credit totaling US$5,933 (US$41,773 as of September 30, 2023) and other miscellaneous items.

Other expenses: During the nine-month period ended September 30, 2024, the Company recorded in other expenses the amount of U$109,079 (US$108,517 as of September 30, 2023), which consist mainly of restructuring totaling US$82,070 (US$60,422 as of September 30, 2023), loss on asset sale totaling US$12,760 (US$27,092 as of September 30, 2023) and other miscellaneous items.

Restructuring related expenses

During the nine and three-month period ended September 30, 2024, PPC recognized the following expenses and paid the following cash related to each restructuring initiative:

	Nine-month period ended in September 30, 2024
	Provisions	Expenses	Cash Outlays

Pilgrims Europe Central	2,571	27,965	23,585
Pilgrim’s Food Masters	14,980	34,774	14,452
Pilgrim’s Pride Ltd.	2,339	19,331	2,312
Moy Park	2,012	—	869
Total	21,902	82,070	41,218

	Three-month period ended in September 30, 2024
	Provisions	Expenses	Cash Outlays

Pilgrims Europe Central	(161)	—	4,102
Pilgrim’s Food Masters	4,933	11,921	5,762
Pilgrim’s Pride Ltd.	1,212	15,122	1,608
Moy Park	(95)	3,792	210
Total	5,889	30,835	11,682

The following table reconciles liabilities and reserves associated with each restructuring initiative from December 31, 2023 to September 30, 2024 and from December 31, 2022 to September 30, 2023. Ending liability balances for employee termination benefits and other charges are reported in accrued payroll and social charges in the Consolidated Balance Sheets. The ending reserve balance for inventory adjustments is reported in inventories, net in the Consolidated Statements of financial position.

	Liability reserve as of December 31, 2023	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of September 30, 2024 (*)

Severance	3,651	41,565	(32,185)	573	13,604
Contract termination	1,597	2,028	(3,096)	23	552
Asset impairment	359	26,846	(27,200)	(5)	—
Other	4,631	11,631	(8,809)	293	7,746
Total	10,238	82,070	(71,290)	884	21,902

	Liability reserve as of December 31, 2022	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of September 30, 2023 (*)

Severance	6,142	20,812	(26,058)	206	1,102
Contract termination	922	1,278	(110)	42	2,132
Asset impairment	3,007	5,030	(8,155)	462	344
Other	6,526	11,564	(11,545)	(346)	6,199
Total	16,597	38,684	(45,868)	364	9,777

(*)	Recognized in each of its respective balance accounts.